Consolidated statements of operations - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Interest and dividend income	SFr 5,090	SFr 4,451	SFr 4,602	SFr 9,541	SFr 8,644
Interest expense	(3,497)	(2,866)	(2,865)	(6,363)	(5,274)
Net interest income	1,593	1,585	1,737	3,178	3,370
Commissions and fees	3,159	3,046	2,905	6,205	5,951
Trading revenues	528	578	237	1,106	811
Other revenues	315	427	326	742	607
Net revenues	5,595	5,636	5,205	11,231	10,739
Provision for credit losses	73	48	82	121	135
Compensation and benefits	2,547	2,538	2,595	5,085	5,300
General and administrative expenses	1,420	1,508	1,527	2,928	3,128
Commission expenses	328	344	350	672	718
Restructuring expenses	175	144	69	319	206
Total other operating expenses	1,923	1,996	1,946	3,919	4,052
Total operating expenses	4,470	4,534	4,541	9,004	9,352
Income/(loss) before taxes	1,052	1,054	582	2,106	1,252
Income tax expense/(benefit)	398	362	276	760	354
Net income/(loss)	654	692	306	1,346	898
Net income/(loss) attributable to noncontrolling interests	7	(2)	3	5	(1)
Net income/(loss) attributable to shareholders	SFr 647	SFr 694	SFr 303	SFr 1,341	SFr 899
Basic earnings per share (CHF)
Basic earnings/(loss) per share (in CHF per share)	SFr 0.25	SFr 0.27	SFr 0.13	SFr 0.52	SFr 0.40
Diluted earnings per share (CHF)
Diluted earnings/(loss) per share (in CHF per share)	SFr 0.25	SFr 0.26	SFr 0.13	SFr 0.51	SFr 0.39
Bank
Interest and dividend income	SFr 5,094		SFr 4,602	SFr 9,546	SFr 8,645
Interest expense	(3,467)		(2,857)	(6,303)	(5,205)
Net interest income	1,627		1,745	3,243	3,440
Commissions and fees	3,120		2,869	6,126	5,874
Trading revenues	534		249	1,048	774
Other revenues	330		355	779	652
Net revenues	5,611		5,218	11,196	10,740
Provision for credit losses	73		82	121	135
Compensation and benefits	2,353		2,577	4,701	5,288
General and administrative expenses	1,735		1,619	3,558	3,292
Commission expenses	328		350	672	718
Restructuring expenses	145		61	257	155
Total other operating expenses	2,208		2,030	4,487	4,165
Total operating expenses	4,561		4,607	9,188	9,453
Income/(loss) before taxes	977		529	1,887	1,152
Income tax expense/(benefit)	330		289	629	386
Net income/(loss)	647		240	1,258	766
Net income/(loss) attributable to noncontrolling interests	9		0	9	(2)
Net income/(loss) attributable to shareholders	SFr 638		SFr 240	SFr 1,249	SFr 768